Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Interest and Finance Costs [Abstract]
Interest incurred on long-term debt	$ 224	$ 3,751
Interest, amortization of financing fees and other on loan from related party	6,827	818
Amortization and write off of financing fees	127	517
Other	126	288
Capitalized interest cost	(1,562)	0
Total	$ 5,742	$ 5,374